Financial Instruments with Off-Balance-Sheet Risk	12 Months Ended
Dec. 31, 2025
Financial Instruments with Off-Balance-Sheet Risk
Financial Instruments with Off-Balance-Sheet Risk

Note 17.  Financial Instruments with Off-Balance-Sheet Risk

The Company is a party to financial instruments with OBS risk in the normal course of business to meet the financing needs of its customers, to reduce its own exposure to fluctuations in interest rates and in some cases, to generate fee income.  These financial instruments include commitments to extend credit, standby letters of credit and financial guarantees, commitments to sell loans, risk-sharing commitments on certain sold loans, and risk participation agreements.  Such instruments involve, to varying degrees, elements of credit and interest rate risk more than the amount recognized in the balance sheet.  The contract or notional amounts of those instruments reflect the maximum extent of involvement the Company has in particular classes of financial instruments.

The Company estimates expected credit losses on OBS credit exposures over the contractual period in which the Company is exposed to credit risk via a contractual obligation to extend credit, unless that obligation is unconditionally cancellable by the Company.  The ACL on OBS credit exposures is adjusted through credit loss expense.  To appropriately measure expected credit losses, management disaggregates the OBS credit exposures into similar risk characteristics, identical to those determined for the loan portfolio.  An estimated funding rate is then applied to the qualifying unfunded loan commitments and letters of credit using the Company's own historical experience to estimate the expected funded amount for each loan segment as of the reporting date.  Once the expected funded amount for each loan segment is determined, the loss rate, which is the calculated expected loan loss as a percentage of the amortized cost basis for each loan segment, is applied to calculate the ACL on OBS credit exposures as of the reporting date.  The ACL on OBS credit exposures is presented within accrued interest and other liabilities on the consolidated balance sheets.   The allowance for credit losses for OBS credit exposures as of December 31, 2025 and 2024 was $628,655 and $703,975, respectively.

The Company's maximum exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit and standby letters of credit and financial guarantees written is represented by the contractual notional amount of those instruments.  The Company applies the same credit policies and underwriting criteria in making commitments and conditional obligations as it does for on-balance-sheet instruments.

The Company generally requires collateral or other security to support financial instruments with credit risk. As of December 31, the following off-balance-sheet financial instruments representing credit risk were outstanding:

	Contract Amount
	2025	2024

Unused portions of home equity lines of credit	$43,569,182	$40,013,611
Residential and commercial construction lines of credit	16,523,228	25,019,431
Commercial real estate commitments	28,276,920	22,027,158
Commercial and industrial commitments	70,090,576	71,835,542
Other commitments to extend credit	57,370,244	55,238,256
Standby letters of credit and commercial letters of credit	1,833,500	1,735,247
Recourse on sale of credit card portfolio	188,650	183,700
MPF credit enhancement obligation, net (See Note 18)	243,579	240,858

Commitments to extend credit are agreements to lend to a customer if there is no violation of any condition established in the contract.  Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since many of the commitments are expected to expire without being drawn upon, the total commitment balances do not necessarily represent future funding requirements.  As of December 31, 2025 and 2024, the Company had binding loan commitments to sell residential mortgages at fixed rates totaling $175,000 and $0, respectively.  The recourse provision under the terms of the sale of the Company’s credit card portfolio in 2007 is based on total lines, not balances outstanding.  Based on historical losses, the Company does not expect any significant losses from this commitment.

The Company evaluates each customer's creditworthiness on a case-by-case basis.  The amount of collateral obtained if deemed necessary by the Company upon extension of credit, or a commitment to extend credit, is based on management's credit evaluation of the counterparty. Collateral or other security held varies but may include real estate, accounts receivable, inventory, property, plant and equipment, and income-producing commercial properties.

Standby letters of credit and financial guarantees written are conditional commitments issued by the Company to guarantee the performance of a customer to a third party.  Those guarantees are primarily issued to support private borrowing arrangements. The credit risk involved in issuing letters of credit or providing reimbursement guarantees for the benefit of the Company’s commercial customers is essentially the same as that involved in extending loans to customers.  The fair value of standby letters of credit and reimbursement guarantees on letters of credit has not been included in the balance sheets as the fair value is immaterial.

In connection with its 2007 trust preferred securities financing, the Company guaranteed the payment obligations under the $12,500,000 of capital securities of its affiliate, the CMTV Statutory Trust I (the Trust).  The source of funds for payments by the Trust on its capital trust securities is payments made by the Company on its debentures issued to the Trust.  The Company's obligation under those debentures is fully reflected in the Company's consolidated balance sheet, in the gross amount of $12,887,000 as of the dates presented, of which $12,500,000 represents external financing through the issuance to investors of capital securities by the Trust (see Note 12).

The Company has one risk participation agreement with a financial institution counterparty pertaining to an interest rate swap related to a loan in which the Company is a participant. Under the risk participation agreement the Company has agreed to provide credit protection to the financial institution counterparty should the borrower fail to perform on its interest rate derivative contract with the financial institution. As of December 31, 2025 the Company’s maximum liability related to the risk participation agreement was $43,477. The Company’s portion of the notional amount of this contract as of December 31, 2025 was $3,613,290.